UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 3,423	$ 1,476
Other comprehensive income, net of tax
Change in cumulative foreign currency translation adjustments	720	443
Total comprehensive income	$ 4,143	$ 1,919